Income Taxes Operating Loss Carryforwards (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 146
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	147
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 569